Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income before allocation to noncontrolling interests	$ 14,598		$ 10,049		$ 8,288
Other Comprehensive Income/(Loss)
Foreign currency translation adjustments	(811)		796		(3,534)
Reclassification adjustments	(207)	[1]	(127)	[1]	(7)	[1]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Total	(1,018)		669		(3,541)
Unrealized holding gains/(losses) on derivative financial instruments	684		(502)		(1,043)
Reclassification adjustments for realized (gains)/losses	(263)	[2]	239	[2]	702	[2]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Total	421		(263)		(341)
Unrealized holding gains/(losses) on available-for-sale securities	135		(143)		7
Reclassification adjustments for realized (gains)/losses	3	[2]	15	[2]	(141)	[2]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Total	138		(128)		(134)
Benefit plans: Actuarial losses, net	(2,232)		(2,459)		(1,426)
Reclassification adjustments related to amortization	473	[3]	284	[3]	262	[3]
Reclassification adjustments related to curtailments and settlements, net	317	[3]	355	[3]	266	[3]
Other	22		(100)		88
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	(1,420)		(1,920)		(810)
Benefit plans: Prior service credits and other	25		106		550
Reclassification adjustments related to amortization	(69)	[3]	(69)	[3]	(42)	[3]
Reclassification adjustments related to curtailments and settlements, net	(130)	[3]	(91)	[3]	(49)	[3]
Other	(3)		3		5
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	(177)		(51)		464
Other comprehensive loss, before tax	(2,056)		(1,693)		(4,362)
Tax benefit on other comprehensive loss	(225)	[4]	(959)	[4]	(375)	[4]
Other comprehensive loss before allocation to noncontrolling interests	(1,831)		(734)		(3,987)
Comprehensive Income
Comprehensive income before allocation to noncontrolling interests	12,767		9,315		4,301
Less: Comprehensive income/(loss) attributable to noncontrolling interests	21		(5)		36
Comprehensive income attributable to Pfizer Inc.	$ 12,746		$ 9,320		$ 4,265

[1]	For 2012 and 2011, reclassified to Gain/(loss) on sale of discontinued operations—net of tax.
[2]	Reclassified into Other deductions—net in the consolidated statements of income.
[3]	Generally reclassified into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, in the consolidated statements of income.
[4]	See Note 5E. Tax Matters: Taxes on Items of Other Comprehensive Income/(Loss).